ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Disclosure of detailed information about accounts payable and accrued liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of accounts payable and accrued liabilities [Abstract]
Accounts payable and accrued liabilities	$ 13,722	$ 10,043
Lease liability	69	97
Income taxes payable	13,925	4,346
Due to related parties	782	312
Total current liabilities	28,498	14,798
Lease liability	0	69
Accrued liabilities	1,062	1,096
Total trade and other non-current payables	1,062	1,165
Total accounts payable and accrued liabilities	$ 29,560	$ 15,963